Expense Example - FidelitySeriesInternationalFunds-ComboPRO - FidelitySeriesInternationalFunds-ComboPRO - Fidelity Series Emerging Markets Fund - Fidelity Series Emerging Markets Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	10
10 years	$ 31